Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Jan. 31, 2023	Oct. 31, 2022
Current assets
Cash and cash equivalents	$ 4,498,048	$ 175,768
Other receivables	291,829	69,518
Short-term investment (Note 3)	180,225	264,449
Prepaid expenses	933,829	19,443
Related parties (Note 4b)	77,314	64,134
Total current assets	5,981,245	593,312
Non-current assets
Property and equipment	15,012	17,610
Intangible assets	173,840	177,797
Restricted cash	20,000	20,000
Right-of-use asset	24,340	48,768
Deferred offering costs (Note 5c)		270,487
Total non-current assets	233,192	534,662
Total assets	6,214,437	1,127,974
Current liabilities
Accounts payable and accrued liabilities	900,872	1,906,706
Due to related parties (Note 4)	143,832	281,844
Derivative liability (Note 5c(i))		396,597
Lease liability	27,017	52,399
Total liabilities	1,071,721	2,637,546
Shareholders’ equity (deficit)
Share capital and share premium (Note 5)	17,691,059	9,153,900
RSU reserve (Note 8)	742,662	672,945
Warrants (Note 6)	1,003,801	626,641
Share-based payment reserve (Note 7)	2,048,233	1,915,895
Accumulated other comprehensive loss	(33,622)	(29,004)
Accumulated deficit	(16,309,417)	(13,849,949)
Total shareholders’ equity (deficit)	5,142,716	(1,509,572)
Total liabilities and shareholders’ equity (deficit)	$ 6,214,437	$ 1,127,974